S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 51,320,002
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	7,829,683
Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 58,946,102
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	8,977,683
Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 34,520,002
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	6,079,683
Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 39,626,102
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	6,965,183
Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 17,720,002
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	4,329,683
Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 20,306,102
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	4,952,683
Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 920,002
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	2,579,683
Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted (in Dollars)	$ 986,102
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	2,683,333
Number of Shares Used, Adjustment (in Shares) | shares	2,940,183
Redemption Scenario [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Redemption Scenario [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Redemption Scenario [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Redemption Scenario [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Redemption Scenario [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Redemption Scenario [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Redemption Scenario [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Redemption Scenario [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.61
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.63
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.74
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.75
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.15
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.16
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.42
Increase (Decrease) Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.4
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.55
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.57
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.68
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.69
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.1
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.09
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.36
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.34
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.45
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.43
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.32
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.31
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.9
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.91
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.64
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.66
Net Tangible Book Value Deficit Before This Offering [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	$ (166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars)	(166,647)
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	71,020,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	81,520,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	71,020,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	81,520,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	71,020,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	81,520,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	71,020,000
Net Proceeds from This Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	81,520,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	132,749
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(66,100)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(66,100)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(66,100)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(66,100)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(2,100,000)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(2,415,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(1,400,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(1,610,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(700,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(805,000)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(17,500,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(20,125,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(35,000,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(40,250,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(52,500,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(60,375,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(70,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	$ (80,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(350,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(350,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(350,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	7,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	8,050,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	7,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	8,050,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	7,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	8,050,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	7,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	8,050,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,350
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	256,850
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,350
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	256,850
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,350
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	256,850
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,350
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	256,850
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,012,500)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,025,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,037,500)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,050,000)